SUPPLEMENT TO THE PROSPECTUS
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                OF EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS


         Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectus entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 8/31/2003. The expenses as of 8/31/2003 for Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund are not restated, as their total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Florida High Income Municipal Bond Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                            Class A             Class B             Class C             Class I
   Management Fees                           0.47%               0.47%               0.47%               0.47%
   12b-1 Fees                                0.30%               1.00%               1.00%               0.00%
   Other Expenses                            0.20%               0.20%               0.20%               0.20%
                                             -----               -----               -----               -----
    Total Fund Operating Expenses             0.97%               1.67%               1.67%               0.67%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $569           $670            $270            $68             $170               $170
   3 years             $769           $826            $526           $214             $526               $526
   5 years             $986          $1,107           $907           $373             $907               $907
   10 years           $1,608         $1,790          $1,976          $835            $1,790             $1,976

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Florida High Income Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.47%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.42%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.37%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.32%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund an annual fee based on each Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.42%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.37%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------

         EIMC is entitled to receive from North Carolina Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $750 million                 0.42%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.37%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------





April 1, 2004                                        569334 (4/04)